Consolidated statement of financial position - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Assets
Non-current assets	R 88,984	R 89,679	R 81,119
Property, plant and equipment	64,320	66,906	61,338
Right-of-use assets	532	156	560
Goodwill and other intangibles	1,973	2,154	502
Equity-accounted investments	6,560	7,323	7,148
Other investments	4,271	3,507	3,179
Environmental rehabilitation obligation funds	7,307	6,691	5,927
Other receivables	1,928	491	523
Deferred tax assets	2,093	2,451	1,942
Current assets	60,753	48,409	61,822
Inventories	31,480	25,549	26,363
Trade and other receivables	6,811	5,722	8,900
Other receivables	4,816	156	26
Tax receivable	438	863	973
Cash and cash equivalents	17,178	16,049	25,560
Assets held for sale	30	70	0
Total assets	149,737	138,088	142,941
Equity and liabilities
Equity attributable to owners of Sibanye-Stillwater	39,526	43,979	48,730
Stated share capital	21,647	21,647	21,647
Other reserves	36,961	36,149	35,553
Accumulated loss	(19,082)	(13,817)	(8,470)
Non-controlling interests	4,641	4,310	2,877
Total equity	44,167	48,289	51,607
Non-current liabilities	71,412	68,848	54,927
Borrowings and derivative financial instrument	31,855	41,135	24,946
Lease liabilities	481	203	384
Environmental rehabilitation obligation and other provisions	14,117	11,922	12,505
Occupational healthcare obligation	211	334	400
Cash-settled share-based payment obligations	2,704	1,686	2,718
Other payables	1,402	1,815	3,407
Deferred revenue	14,158	6,983	6,327
Tax, carbon tax and royalties payable	14	13	64
Deferred tax liabilities	6,470	4,757	4,176
Current liabilities	34,158	20,951	36,407
Borrowings and derivative financial instrument	11,402	552	15,482
Lease liabilities	166	175	198
Environmental rehabilitation obligation and other provisions	161	327	832
Occupational healthcare obligation	173	2	0
Cash-settled share-based payment obligations	935	121	432
Trade and other payables	16,756	15,604	16,464
Other payables	2,279	1,730	2,015
Deferred revenue	1,204	1,660	305
Tax, carbon tax and royalties payable	602	329	679
Liabilities associated with assets held for sale	480	451	0
Total equity and liabilities	R 149,737	R 138,088	R 142,941

[1]	Amount for 31 December 2024 was revised (see note 16.2)